Consolidated Statements of Cash Flows - Expressed in Canadian Dollars - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss for the period	$ (4,481,751)	$ (241,504)
Item not affecting cash
Amortization and depreciation	281,749	263,059
Bad debts	0	8,114
Amortization of loan initiation fees	82,891	0
Deferred income tax expense	0	(4,172)
Finance expenses	480,692	326,949
Finance expenses	712,652	0
Stock-based compensation	521,547	0
Stock issued for services	817,772	0
Lease obligation	(30,835)	(37,097)
Changes in non-cash working capital
Accounts receivable	80,361	66,554
Other current assets	(55,335)	26,067
Accounts payable and accrued liabilities	167,604	121,623
Deferred revenue	(7,784)	(223,336)
Change in long-term due from affiliate	(8,434,818)	(2,286,532)
Cash Provided by (Used in) Operating Activities	(9,865,255)	(1,980,275)
Investing Activities
Purchase of equipment	(398,475)	(2,120)
Note receivable - principal	23,975	22,202
Ecker and ZooOffice acquisitions	20,882	0
Note receivable - sale of ZenaPay	0	(341,850)
Long-term investments	(522,176)	0
Product development costs	(1,050,450)	(602,037)
Cash Provided by (Used in) Investing Activities	(1,926,244)	(923,805)
Financing activities
Borrowings under line of credit	10,784,633	2,995,884
Proceeds from the issuance of long-term debt	402,773	0
Stock issuances	4,133,402	0
Repayment of long-term debt	(407,799)	(181,417)
Cash Provided by (Used in) Financing Activities	14,913,009	2,814,467
Effect of foreign exchange on cash	631,381	(109,995)
Change in cash	3,752,891	(199,608)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	1,184	200,792
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	3,754,075	1,184
Cash and Cash Equivalents Consist of
Cash held in banks	$ 3,754,075	$ 1,184